May 3, 2011	Matthew Gaarder
(415) 315-6302
matt.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: RS Investment Trust (the “Trust”) (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of (i) the Prospectus relating to the Class A, Class B, Class C, and Class K shares of RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Capital Appreciation Fund, RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS Technology Fund, RS Small Cap Equity Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Yield Municipal Bond Fund, RS Floating Rate Fund, RS Strategic Income Fund, RS Money Market Fund, and RS S&P 500 Index Fund (the “Funds”), (ii) the Prospectus relating to the Class Y shares of RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Capital Appreciation Fund, RS Small Cap Growth Fund, RS Select Growth Fund, RS Mid Cap Growth Fund, RS Growth Fund, RS Technology Fund, RS Small Cap Equity Fund, RS International Growth Fund, RS Emerging Markets Fund, RS Investment Quality Bond Fund, RS Low Duration Bond Fund, RS High Yield Fund, RS Tax-Exempt Fund, RS High Yield Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund, and (iii) the Funds’ Statement of Additional Information, each dated May 1, 2011, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act would not have differed from those contained in Post-Effective Amendment No. 86 to the Trust’s Registration Statement under the Securities Act, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 29, 2011, and became effective May 1, 2011.

Securities and Exchange Commission	- 2 -	May 3, 2011

Please direct any questions to the undersigned at (415) 315-6302.

Sincerely,

/s/ Matthew Gaarder
Matthew Gaarder

cc:	James O’Connor, Securities and Exchange Commission – Division of Investment Management
Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.